DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN

The following description of the Lithia Motors, Inc. 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General – The Plan is a defined contribution plan covering all eligible employees of Lithia Motors, Inc. and its subsidiaries (collectively, the “Company” or “Lithia”) as defined in the Plan documents. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and includes an employee stock ownership plan (“ESOP”) component that is designed to invest primarily in the Company’s Common Stock. Effective June 16, 2025, the Plan no longer includes the ESOP component.

Administration – The Company has appointed a 401(k) Plan Committee (the “Committee”) to manage the operation and administration of the Plan. The Company has contracted with Bank of America, N.A. as the custodian and trustee and Merrill Lynch, Pierce, Fenner & Smith, Inc., a third-party administrator, to process and maintain the records of participant data. Effective June 16, 2025, the Committee appointed Fidelity Management Trust Company as custodian and trustee of the Plan.

Contributions – The Plan provides for employee contributions, discretionary matching contributions, and discretionary profit sharing contributions. Each year, the Company contributes to the Plan an amount determined annually by the Board of Directors. For employee contributions made in 2025, the Company approved discretionary matching contributions equal to 100% of the first $2,500 of the employee contributions. Participants may contribute, under a salary reduction agreement, up to 85% of their eligible compensation. Eligible employees are automatically enrolled in the Plan with a contribution of 3% of eligible compensation along with an automatic increase of 1% each year up to a maximum of 8%, unless the employee affirmatively elects otherwise. In the event that the employee works fewer than six months in the first year, the annual increases do not begin until the second year. Participants may also make contributions to the Plan in the form of a rollover contribution from another qualified plan. Participants direct the investment of contributions into various investment options offered by the Plan. There was no discretionary profit sharing contribution for Plan year 2025. Effective for the 2026 Plan year, for employee contributions made in 2026, the Company approved discretionary matching contributions equal to 100% of the first $3,000 of the employee contributions.

Participant Accounts – Each participant’s account is credited with the participant contribution and an allocation of the Company’s contribution and Plan earnings, and is charged with allocations of certain Plan administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting – Participants are immediately vested in their employee contributions plus actual earnings thereon. Vesting in the remainder of their account is based on years of continuous service. A participant is 1% vested upon participation and is vested 20% after one year of service, with vesting increasing 20% annually thereafter until they are 100% vested after five years of credited service.

Notes Receivable from Participants – Participants may borrow from their fund accounts a minimum of $500 and a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms range up to five years for general purpose or up to thirty years for the purchase of a primary residence. The loans are secured by the vested balance in the participant’s account and bear interest at a rate of Prime + 1% at the time the loan is issued. Principal and interest are paid ratably through payroll deductions. Interest rates on outstanding loans at December 31, 2025 ranged from 3.25% to 10.25%, with maturities through 2055.

Payment of Benefits – Upon termination of employment, participants or beneficiaries may elect to leave account balances in the Plan or receive distributions in cash, in-kind, or a combination thereof, in either lump sum or installment payments on an annual, semiannual, quarterly, or monthly basis. Withdrawals prior to termination of employment are permitted under hardship conditions as defined by the Plan. The Plan requires automatic distribution of vested account balances not exceeding $7,000.

Forfeited Accounts – Forfeitures totaling approximately $2,975,000 and $2,376,000, respectively, were available at December 31, 2025 and 2024 to reduce future contributions and to be used as permitted in the Plan. Forfeitures totaling approximately $7,225,000 were used to reduce the 2025 employer contribution.
Administrative Expenses – Investment management fees and certain administrative fees are paid by the Plan or from participants’ accounts, as allowed by the Plan document. Other administrative expenses may be paid by the Company.